Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares
The following table shows calculation of both basic and diluted number of weighted average outstanding shares for the years ended December 31, 2017, 2018 and 2019:

	December 31, 2017	December 31, 2018	December 31, 2019
Basic and diluted income/(loss) available to common stockholders (in thousands)	5,310	(5,739)	(16,706)
Basic weighted average number of shares	55,508,974	55,629,023	55,792,711
Effect of dilutive potential share options*:	372,480	—	—

Diluted weighted average number of shares	55,881,454	55,629,023	55,792,711

*
Due to a loss for the year
s
ended December 31, 2019
 and
2018
, no incremental shares are included because the effect would be antidilutive. The number of potential dilutive shares excluded from the calculation for the year ended December 31, 2019, is 349,870 (December 31, 2018: 349,237)